28. COMMITMENTS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	R$ 4,217,333
2019
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	176,196
2020
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	177,593
2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	179,055
After 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	R$ 3,684,489
FTL
Disclosure of detailed information about borrowings [line items]
Type of service	30 - year concession granted on December 31,1997, renewable for another 30 years, to develop public service and operating the raiw ayrailway system in northeastern Brazil.The northeastern raiway system covers 4.238 Kilometers of railway network and operates in Maranhão, Piauí, Ceará, Paraíba, Pernambuco, Alagoas and Rio Grande do Norte.
Minimum future payments related to government concessions	R$ 79,083
FTL | 2019
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	9,396
FTL | 2020
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	9,396
FTL | 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	9,396
FTL | After 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	R$ 50,895
Tecar
Disclosure of detailed information about borrowings [line items]
Type of service	Concession to operate the TECAR a solid bulk terminal, one of the four terminals that make up the Port of Itaguai, located in Rio de Janeiro. The concession was renewed and the agreement expires in 2047.
Minimum future payments related to government concessions	R$ 3,857,604
Tecar | 2019
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	133,021
Tecar | 2020
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	133,021
Tecar | 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	133,021
Tecar | After 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	R$ 3,458,541
Tecon
Disclosure of detailed information about borrowings [line items]
Type of service	25-year concession started in July 2001. On May 10, 2017, was approved the Decree nº 9,048, which changes de concession extension period for port operations. It was established that the requested extension period, added to the initial period, cannot exceed 70 years
Minimum future payments related to government concessions	R$ 280,646
Tecon | 2019
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	33,779
Tecon | 2020
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	35,176
Tecon | 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	36,638
Tecon | After 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	R$ 175,053